Note 24 - Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of euros)
	Notes	2017	2016	2015
Provisions for pensions and similar obligations	25	5,407	6,025	6,299
Other long term employee benefits	25	67	69	68
Provisions for taxes and other legal contingencies		756	418	616
Provisions for contingent risks and commitments		578	950	714
Other provisions (1)		669	1,609	1,155
Total		7,477	9,071	8,852

(1) During the year 2015 and 2016, provisions corresponding to different concepts and different geographies that are not individually significant individually, except originated of the Purchase Price Agreement of Catalunya Banc and Garanti Group (see Note 18.1).

Provisions for Pensions and Similar Obligations Changes Over the Period
Provisions for pensions and similar obligations. Changes Over the Period (Millions of euros)
	Notes	2017	2016	2015
Balance at the beginning		6,025	6,299	5,970
Add
Charges to income for the year		391	402	687
Interest expenses and similar charges		71	96	108
Personnel expenses	44.1	62	67	57
Provision expenses		258	239	522
Charges to equity (1)	25	140	339	135
Transfers and other changes (2)		(264)	66	440
Less
Benefit payments	25	(861)	(926)	(925)
Employer contributions	25	(25)	(154)	(8)
Balance at the end		5,407	6,025	6,299

(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).

(2) In the year 2015 this line item correspond mainly to the incorporation of Garanti y Catalunya Banc (see Note 3).

Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Period
Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Period (Millions of euros)
	2017	2016	2015
Balance at beginning	2,028	1,771	1,031
Additions	868	1,109	334
Acquisition of subsidiaries (*)	-	-	1,256
Unused amounts reversed during the period	(164)	(311)	(205)
Amount used and other variations	(1,306)	(540)	(645)
Balance at the end	1,425	2,028	1,771

(*) In the year 2015 this line item mainly includes the incorporation of Garanti y Catalunya Banc in year 2015 (see Note 3).